Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2017
Operating segment and geographic data
Schedule of revenues by operating segment

	2017
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,591	503	10,094
Robotics and Motion	7,882	519	8,401
Industrial Automation	6,725	155	6,880
Power Grids	9,904	490	10,394
Corporate and Other	210	1,535	1,745
Intersegment elimination	—	(3,202)	(3,202)
Consolidated	34,312	—	34,312

	2016
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,337	583	9,920
Robotics and Motion	7,404	502	7,906
Industrial Automation	6,490	164	6,654
Power Grids	10,097	563	10,660
Corporate and Other	500	1,785	2,285
Intersegment elimination	—	(3,597)	(3,597)
Consolidated	33,828	—	33,828

	2015
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,634	641	10,275
Robotics and Motion	7,597	591	8,188
Industrial Automation	7,075	144	7,219
Power Grids	10,510	735	11,245
Corporate and Other	665	1,768	2,433
Intersegment elimination	—	(3,879)	(3,879)
Consolidated	35,481	—	35,481

Schedule of segment profit by operating segment

($ in millions)	2017	2016	2015
Operational EBITA:
Electrification Products	1,510	1,459	1,520
Robotics and Motion	1,178	1,223	1,288
Industrial Automation	953	897	977
Power Grids	972	998	810
Corporate and Other and Intersegment elimination	(483)	(386)	(386)
Consolidated Operational EBITA	4,130	4,191	4,209
Acquisition-related amortization	(264)	(279)	(310)
Restructuring and restructuring-related expenses(1)	(363)	(543)	(674)
Non-operational pension cost	42	(38)	(19)
Changes in retained obligations of divested businesses	(94)	—	—
Changes in pre-acquisition estimates	(8)	(131)	(21)
Gains and losses on sale of businesses	252	(10)	(20)
Acquisition-related expenses and certain non-operational items	(322)	(163)	(100)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	126	(65)	67
Realized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	32	(5)	(68)
Unrealized foreign exchange movements on receivables/payables (and
related assets/liabilities)	(97)	30	(15)
Income from operations	3,434	2,987	3,049
Interest and dividend income	74	73	77
Interest and other finance expense	(277)	(261)	(286)
Income from continuing operations before taxes	3,231	2,799	2,840

(1)               Amounts also include the incremental implementation costs in relation to the White Collar Productivity program.

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations

	Depreciation and						Total assets(1)
	amortization			Capital expenditure(1)			at December 31,
($ in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Electrification Products	315	348	364	218	215	228	10,278	9,881	9,955
Robotics and Motion	216	249	246	118	112	126	8,061	7,943	8,600
Industrial Automation	114	76	80	71	53	57	7,239	4,184	4,586
Power Grids	239	242	259	171	172	150	9,017	8,623	9,032
Corporate and Other	217	220	211	371	279	315	8,667	8,571	8,899
Consolidated	1,101	1,135	1,160	949	831	876	43,262	39,202	41,072

(1)              Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Schedule of geographic information for revenues and long-lived assets

				Long-lived
				assets at
	Revenues			December 31,
($ in millions)	2017	2016	2015	2017	2016
Europe	11,840	11,315	11,602	3,195	2,768
The Americas	9,713	9,741	10,554	1,151	1,100
Asia, Middle East and Africa	12,759	12,772	13,325	1,017	875
Total	34,312	33,828	35,481	5,363	4,743